LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2020 USD ($)	Nov. 30, 2018 USD ($) director	Sep. 30, 2016 USD ($) director	Apr. 30, 2016 USD ($) director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2020 USD ($)
Equity method investments
Impairment loss on long-term investments	$ 1,819				$ 2,432
Receivables from principle shareholder								$ 1,909
Recognized share of loss					(185)	$ (664)	$ (291)
Hainan RYB
Equity method investments
Equity method investments, cash consideration invested				$ 231
Equity interest acquired				51.00%
Number of seats held on the board of directors | director				3
Total board of director seats | director				5
Seven Children
Equity method investments
Equity method investments, cash consideration invested			$ 301
Equity interest acquired			16.00%
Number of seats held on the board of directors | director			1
Total board of director seats | director			3
Beijing Da Ai
Equity method investments
Equity method investments, cash consideration invested		$ 4,400
Equity interest acquired		19.00%
Number of seats held on the board of directors | director		1
Total board of director seats | director		3
Recognized share of loss					$ (185)	$ (664)	$ (291)